DERIVATIVE LIABILITY	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Micromidas, Inc.
DERIVATIVE LIABILITY

NOTE 9 – DERIVATIVE LIABILITY

The Company evaluated the Bridge Notes in accordance with ASC 815 Derivatives and Hedging and determined that the embedded components of these contracts qualify as a derivative to be separately accounted for as a liability. The Company records the fair value of the embedded components in accordance with ASC 815, Derivatives and Hedging. The fair value of the derivatives was calculated using a model that estimated the value that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. The fair value of the derivative liabilities is revalued on each balance sheet date with a corresponding gain or loss recorded in the consolidated statement of operations. For the three months ended March 31, 2021 and 2020, the Company recorded a loss on the change in the fair value of derivative liability of $391,251 and a gain of $2,669, respectively. For the three months ended March 31, 2021 and 2020 an additional derivative liability was recorded for $2,196,469 and $0, respectively. At March 31, 2021 and December 31, 2020, the Company recorded a derivative liability of $3,826,232 and $1,238,511, respectively.

NOTE 9– DERIVATIVE LIABILITY

The Company evaluated the Bridge Notes in accordance with ASC 815 Derivatives and Hedging and determined that the embedded components of these contracts qualify as a derivative to be separately accounted for as a liability. The Company records the fair value of the embedded components in accordance with ASC 815, Derivatives and Hedging. The fair value of the derivatives was calculated using a model that estimated the value that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. The fair value of the derivative liabilities is revalued on each balance sheet date with a corresponding gain or loss recorded in the consolidated statement of operations. For the years ended December 31, 2020 and 2019, the Company recorded a loss on the change in the fair value of derivative liability of $1,088,136 and zero, respectively. At December 31, 2020 and 2019, the Company recorded a derivative liability of $1,238,511 and $150,375, respectively.